[AXA EQUITABLE LOGO]

Russell W. Shepherd

Lead Director and

Associate General Counsel

(212) 314-3944

Fax: (212) 314-3956

October 16, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Registration Statement on Form N-4

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 7 and Amendment No. 24 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-178750 and 811-22651 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 70 of AXA Equitable.

This Registration Statement relates to a new national version of the Retirement Cornerstone® Series variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable’s Separate Account 70. The contract will be offered and sold through both AXA Equitable’s wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Separate Account 70, and the distributors of Retirement Cornerstone® Series contracts are AXA Distributors, LLC and AXA Advisors, Inc., both of which are affiliates of AXA Equitable.

Financial statements, exhibits and other financial information will be provided in a subsequent post-effective amendment.

The principal differences between the new version of the Retirement Cornerstone® Series (“Retirement Cornerstone® 15.0”) and the current version (“Retirement Cornerstone® 13.0”) are outlined below.

Retirement Cornerstone® 13.0 is covered by AXA Equitable’s Form N-4 Registration Statement File No. 333-178750 and has been offered continuously since it became effective on December 11, 2012, under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Retirement Cornerstone® 15.0 will replace Retirement Cornerstone® 13.0 for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Retirement Cornerstone® 13.0 design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Retirement Cornerstone® 13.0 Registration Statement.

The principal differences between Retirement Cornerstone® 13.0 and Retirement Cornerstone® 15.0 are as follows:

•	Added a new guaranteed minimum death benefit called the “RMD Wealth Guard death benefit”, in connection with a contract holder’s IRA required minimum distributions.

•	Changed the minimum and maximum transfer points used in connection with the asset transfer program (“ATP”) from 10% to 15% and 20% to 25%, respectively.

•	Reduced the number of ATP Year Anniversaries from 20 years to 10 years.

•	Added a new multiple year lock-in rate option related to the Guaranteed Minimum Income Benefit.

•	Added a Simplified Employee Pension IRA option.

We would greatly appreciate the Staff’s effort in providing us with comments by November 25, 2014, or as soon as practicable thereafter. We will then file a Post-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (212) 314-3944 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.

Very truly yours,

/s/ Russell W. Shepherd
Russell W. Shepherd

cc:	Christopher E. Palmer, Esq.